Stockholders' Equity	Sep. 30, 2021	Jul. 01, 2021
Stockholders' Equity
Stockholders' Equity

Note 3 — Stockholders’ Equity

The Company is authorized to issue 1,000 shares of common stock, par value $0.00001 per share (“Common Stock”). Under the Company’s certificate of incorporation all shares of common stock are identical. All the outstanding shares of the Company’s common stock are currently owned by Vacasa Holdings LLC.

Note 3 — Stockholders’ Equity

The Company is authorized to issue 1,000 shares of common stock, par value $0.00001 per share (“Common Stock”). Under the Company’s certificate of incorporation all shares of common stock are identical. All the outstanding shares of the Company’s common stock are currently owned by Vacasa Holdings LLC.